Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 58,588	$ 8,378	¥ 30,599	¥ 8,484
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 36,748	$ 5,255	¥ 10,177	¥ 806